Debt	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Debt

Note 11 – Debt

Convertible Note

The Convertible Notes payable represents a securities purchase agreement with select accredited investors, which was assumed in the Merger. The debt assumed by the Company consisted of $750,000 of units (the “Units”) with a purchase price of $50,000 per Unit. Each Unit consists of (i) a 12% senior secured convertible note, initially convertible into shares of the Company’s common stock, par value $0.001 per share, at a conversion price equal to the lesser of $0.40 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of equity and/or debt securities completed by the Company following this offering, and (ii) a three-year warrant to purchase such number of shares of the Company’s common stock equal to one hundred percent (100%) of the number of shares of common stock issuable upon conversion of the notes at $0.40. The Warrants were initially exercisable at a price equal to the lesser of $0.75 or ninety percent (90%) of the per share purchase price of any shares of common stock or common stock equivalents issued in future private placements of the debt and/or equity securities completed by the Company following the issuance of warrants. The Convertible Notes are secured by all of the assets of the Company.

The Convertible Notes sold in the offering were initially convertible into an aggregate of 1,875,000 shares of common stock. The down round feature was triggered on January 8, 2019, and the conversion price of the Convertible Notes was adjusted to $0.36. The Company recognized the down round as a deemed dividend of approximately $288,000 which reduced the income available to common stockholders.

On February 6, 2019, $100,000 of the Company’s $750,000 outstanding Convertible Notes, plus accrued interest, was converted into an aggregate of 251,667 shares of common stock, eliminating $100,000 of the Company’s debt obligation. The debt was converted into shares at $0.36 per share, which was the conversion price per the SPA subsequent to the trigger of the down round feature. In 2019, the Company redeemed $350,000 of convertible notes payable in principal and $52,033 in interest payable for three of the noteholders.

The Company reached an extension with the remaining noteholder, George Hawes, which extended the maturity date of the Hawes Notes for one year, until September 30, 2020. The notes had a principal balance of $300,000 plus penalties of approximately $85,000 and accrued interest of approximately $40,000 for a total adjusted principal balance upon the September 30, 2019 extension of $424,615. In connection with the April Offering, the Company entered into an amendment with the Investor with respect to the outstanding 12% Senior Secured Convertible Note due September 30, 2020. The Hawes Notes were purchased by the Investor from its original holder, George Hawes, on March 27, 2020. The Hawes Notes had a principal balance of $424,615 as of December 31, 2019. The amendment to the Hawes Notes among other things, eliminates the requirement that the Company make monthly payments of accrued interest. The Company determined the proper classification of the amendment based on ASC 470-50, Debt Modifications and Extinguishments. Because the change in the present value of cash flows of the modified debt was less than 10% when compared to the present value of the cash flows of the original debt, extinguishment accounting did not apply. The effective interest rate was reassessed resulting in an effective interest rate of 11.90% and interest expense as of September 30, 2020, of approximately $10,000. The Company converted the Hawes Notes plus accrued interest into 35,860,079 shares of Preferred A shares on September 11, 2020, upon the closing of the Rights Offering.

Notes Payable

Notes payable were assumed in the Merger and are due in aggregate monthly installments of approximately $5,800 and carry an interest rate of 5%. Each note originally had a maturity date of August 1, 2019. The Company finalized an eighteen-month extension to March 1, 2021. The promissory notes have an aggregate outstanding balance of approximately $67,000 and $78,000 at December 31, 2020 and December 31, 2019. The Company has not made payments on this note since February 10, 2020, due to COVID-19, resulting in accrued interest of approximately $1,900.

The short-term notes with related party were issued by the Company during 2019, and as of March 31, 2020 consisted of four loans totaling $1,635,000, made to the Company by Horne Management, LLC, controlled by former CEO, William E. Horne for working capital purposes. The loans bore interest rates ranging from 5.5% to 12%, in some cases increasing to 15% if not paid by the respective maturity date ranging from March 26, 2020 to May 13, 2020. Some of these loans provided for the issuance of warrants at 114% warrant coverage if the loan was not repaid within two months. None of these loans were repaid and 840,000 warrants were issued at an exercise price of $0.75 per share in the fourth quarter of 2019 and the first quarter of 2020. On April 23, 2020, Horne Management, LLC agreed to convert the related notes plus accrued interest into (i) 4,368,278 shares of common stock of the Company and (ii) a ten-year warrant to purchase up to an equivalent number of shares of the Company’s common stock with such conversion to be effective as of April 17, 2020. This warrant will have an exercise price equal to the price per share at which securities were offered to investors for purchase at the Rights Offering totaling $0.014 and is exercisable beginning on the day immediately following the earlier to occur of (x) the closing of the Rights Offering and (y) November 1, 2020. The Rights Offering closed on September 11, 2020. On the date of the transaction, the carrying amount of the note and accrued interest was approximately $1,717,000. The fair value of the Common Stock was valued based on the trading market price on the date of the transaction and the warrants were valued using a Lattice model. The fair value of the Common Stock and warrants issued in the transaction was approximately $218,000 and $199,000, respectively. Since the fair value of the common stock and warrants was less than the carrying amount of the note, the Company recorded a gain on extinguishment of the debt of approximately $1,300,000.

On March 27, 2020, the Company issued a demand note (the “Note”) in the principal amount of $500,000 to FWHC Bridge, LLC (the “Investor”) in exchange for a loan made by the Investor in such amount to cover the Company’s working capital needs. Subsequently on April 9, 2020, in exchange for an additional loan of $500,000 made by the Investor to the Company, the Company amended and restated the Note to reflect a new principal amount of $1,000,000 (the “April Secured Note”). The April Secured Note bears simple interest at a rate of 12% per annum. The Investor is an affiliate of FWHC Holdings, LLC, a pre-existing shareholder of the Company, which served as lead investor in the Company’s recent Series D Convertible Preferred Stock Offering.

On September 24, 2020, the Company issued an aggregate of 323,844,416 shares of its Series A Preferred Stock to the holders of outstanding promissory notes, issued in April 2020, in the aggregate principal amount and accrued interest of $4,483,618. Included in this issuance, FWHC was issued 123,031,819 shares of Preferred A for conversion of the outstanding promissory notes from April 2020, 75,162,429 shares of Preferred A Stock for conversion of the April Secured Note and 35,860,079 shares of Preferred A Stock for conversion of the Hawes Notes (see Note 11). The notes were converted pursuant to a mandatory conversion triggered by the completion of the Rights Offering.

All notes payable, except the promissory note having an outstanding balance of $67,000, were extinguished during the year ended December 31, 2020.

Paycheck Protection Program

On April 29, 2020, the Company issued a promissory note in the principal amount of $809,082 to the Bank of Tampa in connection with a loan in such amount made under the Paycheck Protection Program (“PPP Loan”). The PPP Loan bears interest at a rate of 1% per annum and is payable in eighteen monthly payments of $45,533 beginning on approximately August 14, 2021. The Company elected to use a 24-week Covered Period, per the SBA Paycheck Protection Program guidelines, the Covered Period ended on October 14, 2020.

The Company can apply for loan forgiveness in an amount equal to the sum of the following costs incurred by the Company:

1) payroll costs;

2) any payment of interest on covered mortgage obligations;

3) any payment on a covered rent obligation; and

4) any covered utility payment

The amount forgiven will be calculated (and may be reduced) in accordance with the Paycheck Protection Program criteria set by the SBA. Not more than 40% of the amount forgiven can be attributed to non-payroll costs, as listed above. As long as a borrower submits its loan forgiveness application within ten months of the completion of the Covered Period (as defined below), the borrower is not required to make any payments until the forgiveness amount is remitted to the lender by SBA. If the loan is fully forgiven, the borrower is not responsible for any payments. If only a portion of the loan is forgiven, or if the forgiveness application is denied, any remaining balance due on the loan must be repaid by the borrower on or before the maturity date of the loan. Interest accrues during the time between the disbursement of the loan and SBA remittance of the forgiveness amount. The borrower is responsible for paying the accrued interest on any amount of the loan that is not forgiven. The lender is responsible for notifying the borrower of remittance by SBA of the loan forgiveness amount (or that SBA determined that no amount of the loan is eligible for forgiveness) and the date on which the borrower’s first payment is due, if applicable. The Company plans on filing its forgiveness application in early 2021. The Company believes a majority of the PPP loan will be forgiven.